UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750


Signature, Place and Date of Signing:

/s/ Richard E. Carlson           Hockessin, DE                   02/17/04
-----------------------     --------------------------    ----------------------
   [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total: $67,817
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                        FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2  COLUMN 3     COLUMN 4            COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

NAME OF                       TITLE OF                VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
ISSUER                        CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
------                        -----      -----       --------      -------   --------   ----------  --------  ----  ------  ----

AT&T CORP NEW                 Common     00195750 5      702         34,563  SH         Sole        None       34,563
AT&T WIRELESS SERVICES INC    Common     00209A10 6      477         59,738  SH         Sole        None       59,738
ABBOTT LABS                   Common     00282410 0    2,388         51,250  SH         Sole        None       51,250
AMGEN CORP.                   Common     03116210 0      532          8,603  SH         Sole        None        8,603
BP AMOCO PLC                  Common     05562210 4      571         11,576  SH         Sole        None       11,576
BAKER HUGHES INC.             Common     05722410 7      344         10,691  SH         Sole        None       10,691
CAMPBELL SOUP COMPANY         Common     13442910 9   11,792        440,019  SH         Sole        None      240,019
CISCO SYSTEMS                 Common     17275R10 2      349         14,401  SH         Sole        None       14,401
COCA COLA COMPANY             Common     19121610 0    1,304         25,687  SH         Sole        None       25,687
COMCAST CORP NEW              Class A    20030N10 1    1,969         60,054  SH         Sole        None       60,054
CONOCOPHILLIPS                Common     20825C10 4      737         11,242  SH         Sole        None       11,242
EPIX MED INC.                 Common     26881Q10 1      716         44,000  SH         Sole        None       44,000
EXXON MOBIL CORP              Common     30231G10 2    7,919        193,148  SH         Sole        None      193,148
GENERAL ELEC CO               Common     36960410 3    4,707        151,933  SH         Sole        None      151,933
IMCLONE SYS INC               Common     45245W10 9      567         14,285  SH         Sole        None       14,285
INTEL CORP.                   Common     45814010 0      221          6,880  SH         Sole        None        6,880
J P MORGAN CHASE & CO         Common     46625H10 0    2,408         65,565  SH         Sole        None       65,565
MAXIM INTEGRATED              Common     57772K10 1    1,057         21,328  SH         Sole        None       21,328
MERCK & CO., INC.             Common     58933110 7    1,760         38,101  SH         Sole        None       38,101
MICROSEMI CORP.               Common     59513710 0      277         11,287  SH         Sole        None       11,287
MONSANTO COMPANY (NEW)        Common     61166W10 1    2,008         69,782  SH         Sole        None       69,782
NORTEL NETWORKS CORP  NEW     Common     65656810 2       85         19,979  SH         Sole        None       19,979
NORTHROP GRUMMAN CORP         Common     66680710 2      422          4,417  SH         Sole        None        4,417
ORACLE SYSTEMS CORP.          Common     68389X10 5    1,098         82,991  SH         Sole        None       82,991
PFIZER, INC.                  Common     71708110 3   12,899        365,099  SH         Sole        None      365,099
SCHLUMBERGER LTD.             Common     80685710 8      555         10,136  SH         Sole        None       10,136
SUN MICROSYSTEMS              Common     86681010 4      146         32,770  SH         Sole        None       32,770
UNION PACIFIC CORP.           Common     90781810 8      460          6,620  SH         Sole        None        6,620
WELLS FARGO AND COMPANY       Common     94974610 1    9,347        158,718  SH         Sole        None      158,718
                                           Total:     67,817



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